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               HARTFORD LEADERS ACCESS (SERIES II, IIR AND III)
                           SEPARATE ACCOUNT SEVEN
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-101936

  SUPPLEMENT DATED FEBRUARY 6, 2006 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

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             SUPPLEMENT DATED FEBRUARY 6, 2006 TO YOUR PROSPECTUS

The following underlying mutual Funds were mistakenly listed as investment options in your prospectus:

    AIM V.I. International Growth Fund of the A-I-M Variable Insurance Funds

    Global Growth Fund of American Fund Insurance Series

    Global Small Capitalization Fund of American Fund Insurance Series

    International Fund of American Fund Insurance Series

    New World Fund of American Fund Insurance Series

    MFS(TM) Global Equity Series of the MFS(TM) Variable Insurance Trust(SM)

    MFS(TM) Research International Series of the MFS(TM) Variable Insurance Trust(SM)

    Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust

    Templeton Foreign Securities Fund of the Franklin Templeton Variable Insurance Products Trust

All references to these underlying mutual Fund investment options are deleted from your prospectus.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5344